Consolidated Balance Sheets (parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheets
Ordinary shares, par value (in US$ per share)	$ 0.10	$ 0.10
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	864,530,850	727,722,215